UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.      Name and address of issuer:
               United of Omaha Separate Account C

3.      Investment Company Act File Number:
               811-8190

        Securities Act File Number:
               33-72546

4.      Last day of fiscal year for which this notice is filed: 12/31/98

5.      Calculation of registration fee:
               (i) Aggregate sale price of securities sold during the fiscal year pursuant to rule 24(f):
                                                                  $87,355

               (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                         $151,267

               (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                         $0

               (iv)  Total  available  redemption credits  (add Items  5(ii) and
                5(iii):
                                                                  --$151,267

               (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:
                                                                  $0

               (vi)  Redemption  credits  available for use in future years - if
               Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                         $(63,912)

              (vii) Multiplier for determining registration fee (see Instruction
               C.9):
                                                                  x0.000278

               (viii)   Registration   Fee  due  (multiply  Item  5(v)  by  Item
               5(vii)](enter "0" if no fee is due:
                                                                  =$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                               February 26, 1999
               Method of Delivery:  Wire Transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and of the dates indicated.

By:     /s/  Kenneth W. Reitz

Title:  First Vice President & Counsel

Date:   February 26, 1999